FIRSTMERIT FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                   January 30, 2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549


     RE: FIRSTMERIT FUNDS (the "Trust")
         FirstMerit Government Money Market Fund

         FirstMerit Equity Fund (the "Funds")
         1933 Act File No. 33-37993
         1940 ACT FILE NO. 811-6224

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the Funds, portfolios of the above-named Trust, hereby certify that the definitive forms of the prospectuses and statements of additional information dated January 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of the prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 19 on January 26, 2001.

     If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.

                                          Very truly yours,



                                          /s/ Geoffrey N. Taylor
                                          Geoffrey N. Taylor
                                          Assistant Secretary